Derivative financial instrument (Details) - USD ($) $ in Thousands		12 Months Ended
	May 07, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instrument
Gain on derivative financial instrument		$ 5,267	$ 33,655	$ 10,104
Interest rate swap
Derivative financial instrument
Derivative notional amount		471,000	519,000
Fair value of derivative asset		15,631	34,877
Gain on derivative financial instrument		5,267	33,655	10,104
Gain on non-hedging interest rate swaps		$ 24,600	$ 7,400
Loss on non-hedging interest rate swaps				$ 1,400
$675 million senior secured term loan facility ($675 Million Credit Facility) | Interest rate swap
Derivative financial instrument
Derivative inception date	Jun. 29, 2020
Derivative underlying	fixed 3-month LIBOR rate
Derivative, fixed interest rate	0.41%
Derivative, maturity date	September 2024